Commitments and Contingencies- Additional Information (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 26, 2021	Oct. 28, 2021	Mar. 31, 2023	Dec. 31, 2022	Feb. 10, 2023	Mar. 31, 2022
Other Commitments [Line Items]
Commission Payable to Broker-Dealer and Clearing Organization					$ 2,500,000
Subsequent Event [Member]
Other Commitments [Line Items]
Commission Payable to Broker-Dealer and Clearing Organization					2,500,000
Sponsor [Member]
Other Commitments [Line Items]
Shares issued, value, share-based payment arrangement, forfeited	$ 0
Share-based compensation arrangement by share-based payment award, options, forfeitures in period	150,000
Founder Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Shares issued, value, share-based payment arrangement, forfeited		$ 0
IPO [Member]
Other Commitments [Line Items]
Stock issued during the period shares	20,010,000
IPO [Member] | Founder Shares [Member]
Other Commitments [Line Items]
Stock issued during the period shares	150,000
Stock issued during period, value, new issues	$ 500,000
Underwriting Agreement [Member]
Other Commitments [Line Items]
Option period after of Initial Public Offering			45 days	45 days
Payment of underwriting discount			$ 3,480,000	$ 3,480,000
Deferred underwriting commission						$ 6,525,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Stock issued during the period shares	2,610,000
Underwriting Agreement [Member] | IPO [Member]
Other Commitments [Line Items]
Deferred Underwriting Commission Noncurrent					6,525,000
Deferred underwriting fee payable					2,500,000
Underwriting Agreement [Member] | IPO [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Deferred Underwriting Commission Noncurrent					6,525,000
Deferred underwriting fee payable					$ 2,500,000